American High-Income Municipal Bond Fund, Inc.
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213)486-9200

                                             December 3, 1999
Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: American High-Income Municipal Bond Fund, Inc.
     File Nos. 33-80630 and 811-8576

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on November 30, 1999 of Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 10 under The Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Julie F. Williams
                                             Julie F. Williams
                                             Secretary

cc:   Mr. Bric Barrientos
     (Division of Investment Management)